INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventories
INVENTORIES
INVENTORIES

NOTE 20    INVENTORIES

	At December 31,	At December 31,
	2017	2016
Materials and supplies	$416	$391
In-process	131	130
Concentrate and copper cathode	83	67
Precious metals	49	53
	$679	$641

In 2017, the Company recorded write-downs of $14 and $2, classified as components of Costs applicable to sales and Depreciation and amortization, respectively. Of the write-downs in 2017, $4 were at Carlin,  $4 at Phoenix, $4 at CC&V, and $4 at Yanacocha.

In 2016, the Company recorded write-downs of $15 and $3, classified as components of Costs applicable to sales and Depreciation and amortization, respectively. Of the write-downs in 2016, $2 were at Carlin, $12 at Phoenix, $1 at Twin Creeks, and $3 at Yanacocha.

In 2015, the Company recorded write-downs of $10 and $2, classified as components of Costs applicable to sales and Depreciation and amortization, respectively. Of the write-downs in 2015, $4 were at Carlin, $5 at Phoenix, and $3 at Yanacocha.